Depreciation, Amortization, and Impairment - Allocation of goodwill (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Impairment	$ (694,936)	$ (651,825)
Chile [member]
Reconciliation of changes in goodwill [abstract]
Balances at beginning	940,785	492,512
Impairment	(448,273)	(412,356)
Balance at ending	492,512	492,512
Colombia [member]
Reconciliation of changes in goodwill [abstract]
Balances at beginning		253,546
Conversion difference	(6,883)
Impairment	$ (246,663)	$ (239,469)